Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares outstanding	113,643,166	113,518,212
General partners' capital account, units outstanding	113,643,166	113,518,212
Limited partners' capital account, units outstanding	4,191,586
Preferred Stock, Liquidation Preference Per Share	$ 50.00
Limited Partner [Member]
Redeemable stock, shares/units issued and outstanding	103,504	103,578
General partners' capital account, units outstanding	113,643,166	113,518,212
Limited partners' capital account, units outstanding	4,191,586	4,220,403
Preferred Units, Issued	867,846	867,846
Preferred Units, Outstanding	867,846	867,846
Parent Company [Member]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	145,000,000	145,000,000
Common stock, shares issued	113,643,166	113,518,212
Common stock, shares outstanding	113,643,166	113,518,212
Redeemable stock, shares/units issued and outstanding	103,504	103,578
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	867,846	867,846
Preferred Stock, Shares Outstanding	867,846	867,846
Preferred Stock, Liquidation Preference Per Share	$ 50	$ 50